Annual Notice of Securities Sold Pursuant to Rule 24F-2_Annual Notice of
      Securities Sold Pursuant to Rule 24F-2

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        UNITED STATESOMB Number: 3235-0456
        SECURITIES AND EXCHANGE COMMISSION   Expires: July 31, 2006
        Washington, D.C. 20549   Estimated average burden
           hours per response . . . . . . 2
        FORM 24F-2
        Annual Notice of Securities Sold
        Pursuant to Rule 24F-2

       Read instructions at end of Form before preparing Form.


        Name and address of issuer: Separate Account KGC of Allmerica Financial Life Insurance and Annuity Company
      440 Lincoln Street
      Worcester, MA 01653

        The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X

        Investment Company Act File Number: 811-7777
      Securities Act File Number: 333-10283

      4 (a). Last day of fiscal year for which this Form is filed. 12/31/05


      4 (b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
      Note: If the Form is being filed late, interest must be paid on the registration fee due.

      4(c).Check box if this is the last time the issuer will be filing this Form.

        Calculation of registration fee:
Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $42,537,808

Aggregate price of securities redeemed or Repurchased during the fiscal year: $64,507,463

Aggregate price of securities redeemed or Repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $75,433,496

Total available redemption credits [add Items 5(ii) and 5(iii)]: - $139,940,959

Net sales - if Item 5(i) is greater than Item 5(iv)
      [subtract Item 5(iv) from Item 5(i)]: $0

Redemption credits available for use in future years $(97,403,151)
      - if Item 5(i) is less than Item 5(iv) [subtract
      Item 5(iv) from Item 5(i)]:

Multiplier for determining registration fee (See Instruction C.9): X
        0.000107

Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due): =$0





        Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: . Not Applicable

     Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
      (see Instruction D):
      +$ N/A

        Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
      =$0
      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
      March 24, 2006 Method of Delivery:
      X Wire Transfer
      Mail or other means

      SIGNATURES
      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)* /s/ Jane Grosso
      Jane Grosso - Controller
      Date 3/24/2006
      *Please print the name and title of the signing officer below the signature.